Financial Instruments Held to Maturity (Tables)	3 Months Ended
Jun. 30, 2018
Financial Instruments Held to Maturity [Abstract]
Financial Instruments Held to Maturity [text block table]

Carrying values and fair values of financial assets reclassified from Available for Sale to Held to Maturity

	Jun 30, 2018		Dec 31, 2017
in € m.	Carrying value (CV)	Fair Value (FV)	Carrying value (CV)	Fair Value (FV)
Debt securities reclassified:
G7 Government bonds	N/A	N/A	423	434
Other Government, supranational and agency bonds	N/A	N/A	2,747	2,804
Total financial assets reclassified to Held-to-Maturity	N/A	N/A	3,170	3,238